INVENTORIES	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
INVENTORIES
17.	INVENTORIES

	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Raw materials and consumables	13,650	12,168
Work-in-progress	5,546	5,169
Finished goods	9,927	12,882

	29,123	30,219

All inventories are stated at the lower of cost or net realisable value. Total inventories for the Group are shown net of provisions of US$12,063,000 (2020: US$9,781,000) (2019: US$6,716,000). Cost of sales in 2021 includes inventories expensed of US$49,299,000 (2020: US$48,342,000), (2019: US$50,748,000).

The movement on the inventory provision for the three year period to December 31, 2021 is as follows:

	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Opening provision at January 1	9,781	6,716	6,299
Charged during the year	5,589	5,179	1,567
Utilised during the year	(3,307)	(1,994)	(1,150)
Released during the year	-	(120)	-

Closing provision at December 31	12,063	9,781	6,716

During 2021, US$Nil (2020: US$120,000), (2019: US$Nil) of inventory provision relating to net realisable value was released to the statement of operations following a current year review of inventory usage.

After January 27, 2022, the assets of the Group are pledged as security for the term loan from Perceptive Advisors. Refer to Note 30, Post Balance Sheet events.